SHAREHOLDERS' EQUITY - Non-controlling interest (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-controlling interest
Non-controlling interest opening balance	₽ (4,713)
Dividends to non-controlling interest	1,175	₽ 1,120	₽ 737
Non-controlling interest closing balance	(4,079)	(4,713)
Statement of financial position
Current assets	146,032	90,994
Non-current assets	405,038	453,476
Current liabilities	(156,671)	(127,545)
Non-current liabilities	(270,194)	(272,977)
Income statement
Revenue, gross of intercompany	(442,911)	(435,692)	(426,639)
Profit for the year, gross of intercompany	(56,590)	(48,450)	(47,404)
Non-controlling interests
Non-controlling interest
Dividends to non-controlling interest	1,175	1,120	257
Income statement
Profit for the year, gross of intercompany	(548)	24	2,085
MGTS Group
Non-controlling interest
Non-controlling interest opening balance	(4,787)	(5,191)	(4,399)
Profit for the year attributable to non-controlling interest	(554)	(727)	(782)
Dividends to non-controlling interest	1,175	1,120	257
Other	(14)	11	(267)
Non-controlling interest closing balance	(4,180)	(4,787)	(5,191)
MGTS Group | Non-controlling interests
Statement of financial position
Current assets	22,595	25,301
Non-current assets	42,204	50,130
Current liabilities	(8,959)	(7,653)
Non-current liabilities	(7,250)	(7,965)
Income statement
Revenue, gross of intercompany	(39,565)	(40,210)	(41,144)
Profit for the year, gross of intercompany	₽ (9,719)	₽ (12,167)	₽ (13,322)